Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Revenue Disaggregated by Service Type and Contract Type
Gas operating revenues on the Consolidated Statements of Income of both the Company and Southwest include revenue from contracts with customers, which is shown below disaggregated by customer type, and various categories of revenue:

	December 31,
(Thousands of dollars)	2020	2019	2018
Residential	$958,520	$972,788	$887,220
Small commercial	221,541	249,117	255,083
Large commercial	44,633	48,935	53,192
Industrial/other	26,242	22,074	23,489
Transportation	88,215	92,380	86,990
Revenue from contracts with customers	1,339,151	1,385,294	1,305,974
Alternative revenue program deferrals	12,140	(25,112)	45,979
Other revenues (a)	(706)	8,757	5,775
Total Gas operating revenues	$1,350,585	$1,368,939	$1,357,728
(a)     Comprised of late fees, certain regulatory mechanism impacts, such as cost-of-service components in current customer rates that are expected to be returned to customers in the future, and various other revenue impacts, including $(5) million, $(4.9) million, and $(13.5) million for 2020, 2019, and 2018, respectively, related to tax reform savings reserves/adjustments. In 2020, late fees and certain other fees were reduced due to a moratorium on late fees and disconnection for nonpayment during the COVID-19 pandemic.
The following tables display Centuri’s revenue from contracts with customers disaggregated by service type and contract type:

	December 31,
(Thousands of dollars)	2020	2019	2018
Service Types:
Gas infrastructure services	$1,261,160	$1,238,974	$1,123,682
Electric power infrastructure services	411,826	247,717	32,629
Other	275,302	264,287	365,974
Total Utility infrastructure services revenues	$1,948,288	$1,750,978	$1,522,285

	December 31,
(Thousands of dollars)	2020	2019	2018
Contract Types:
Master services agreement	$1,490,009	$1,383,377	$1,102,412
Bid contract	458,279	367,601	419,873
Total Utility infrastructure services revenues	$1,948,288	$1,750,978	$1,522,285

Unit price contracts	$1,356,640	$1,380,256	$1,258,419
Fixed price contracts	157,701	112,924	117,298
Time and materials contracts	433,947	257,798	146,568
Total Utility infrastructure services revenues	$1,948,288	$1,750,978	$1,522,285

Summary of Information about Receivables, Revenue Earned on Contracts in Progress in Excess of Billings, Which are Included Within Accounts Receivable, Net of Allowances, and Amounts Billed in Excess of Revenue Earned on Contracts
The following table provides information about contracts receivable and revenue earned on contracts in progress in excess of billings (contract assets), both of which are included within Accounts receivable, net of allowances, and provides information about amounts billed in excess of revenue earned on contracts (contract liabilities), which are included in Other current liabilities as of December 31, 2020 and 2019 on the Company’s Consolidated Balance Sheets:

	December 31,
(Thousands of dollars)	2020	2019
Contracts receivable, net	$278,316	$223,904
Revenue earned on contracts in progress in excess of billings	96,996	99,399
Amounts billed in excess of revenue earned on contracts	4,507	4,525

Schedule of Utility Infrastructure Services Contracts Receivable
Utility infrastructure services contracts receivable consists of the following:

	December 31,
(Thousands of dollars)	2020	2019
Billed on completed contracts and contracts in progress	$273,778	$216,268
Other receivables	6,692	8,456
Contracts receivable, gross	280,470	224,724
Allowance for doubtful accounts	(2,154)	(820)
Contracts receivable, net	$278,316	$223,904